Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 913,611
Contract assets		$ 85,018
Insurance recovery receivable		136,250
Other	72,888	49,380
Prepaid expenses and other current assets	$ 986,499	$ 270,648